Income tax - Income before income tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Income tax
Income before income tax expense	$ 48,391	¥ 303,535	¥ 166,311	¥ 141,333
The PRC
Income tax
Income before income tax expense, The PRC	69,441	435,576	365,448	323,510
Hong Kong
Income tax
Income before income tax expense, Non-PRC	(7)	(45)	(36)	405
British Virgin Islands
Income tax
Income before income tax expense, Non-PRC	(9)	(56)	(2,985)	8,288
Cayman Islands
Income tax
Income before income tax expense, Non-PRC	$ (21,034)	¥ (131,940)	¥ (196,116)	¥ (190,870)